Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operations
Net operating revenue	$ 16,675	$ 7,518	$ 29,320	$ 14,487
Cost of goods sold and services rendered	(5,805)	(4,212)	(10,432)	(8,490)
Gross profit	10,870	3,306	18,888	5,997
Operating expenses
Selling and administrative expenses	(133)	(124)	(238)	(239)
Research and evaluation expenses	(141)	(90)	(241)	(185)
Pre-operating and operational stoppage	(191)	(238)	(336)	(506)
Brumadinho event	(185)	(130)	(300)	(289)
Other operating expenses, net	(74)	(237)	(86)	(299)
Total	(724)	(819)	(1,201)	(1,518)
Impairment and disposal of non-current assets	(432)	(403)	(593)	(432)
Operating income	9,714	2,084	17,094	4,047
Financial income	86	135	160	242
Financial expenses	(177)	(585)	(1,563)	(1,110)
Other financial items, net	441	(35)	1,676	(1,902)
Equity results and other results in associates and joint ventures	(454)	(535)	(470)	(701)
Income before income taxes	9,610	1,064	16,897	576
Income taxes
Current tax	(1,201)	(326)	(2,716)	(673)
Deferred tax	(872)	181	(1,167)	1,177
Total	(2,073)	(145)	(3,883)	504
Net income	7,537	919	13,014	1,080
Loss attributable to non-controlling interests	(49)	(76)	(118)	(154)
Net income attributable to Vale's stockholders	$ 7,586	$ 995	$ 13,132	$ 1,234
Common share
Basic and diluted earnings per share:
Common share (US$)	$ 1.49	$ 0.19	$ 2.57	$ 0.24